High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 93 .11%
BANK LOANS — 16 .04% *
Communications — 4 .20%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.40% 03/15/27
1
$ 920,700 $ 912,414
Colorado Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00% 05/01/24
1,2,3
897,450 842,822
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 05/01/25
1,2,3
800,000 639,640
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.40% 04/06/26
1
987,500 983,076
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.41% 07/17/25
1
13,271,807 13,105,910
Frontier Communications Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 10/08/21
1
3,800,000 3,828,519
GTT Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.00% 05/30/25
1
3,546,224 2,800,346
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
1,4
286,538 293,128
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
1,4
1,329,300 1,354,703
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 10/04/24
1
1,890,818 1,868,516
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.15% 10/19/26
1
875,000 758,625
Nexstar Broadcasting, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
2.40% 01/17/24
1
2,500,000 2,482,612
Securus Technologies Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.50% 11/01/24
1
2,022,696 1,903,873
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.15% 03/09/27
1
$ 2,071,086 $ 2,063,132
33,837,316
Consumer Discretionary — 0 .59%
CityCenter Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 04/18/24
1
2,129,075 2,104,687
Landry's,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00% 10/06/23
1
56,625 64,553
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 02/05/23
1
2,600,752 2,594,250
4,763,490
Entertainment — 0 .88%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.77% 02/28/25
1
5,229,989 3,577,626
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
1
1,350,000 1,616,625
WMG Acquisition Corp.,
Term Loan F, 1st Lien
(LIBOR plus 2.13%)
2.27% 11/01/23
1
1,847,000 1,850,168
7,044,419
Finance — 0 .13%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.90% 02/27/26
1,4
1,087,903 1,053,906
Food — 0 .93%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.90% 07/20/25
1
3,855,726 3,793,070
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
2.15% 05/01/26
1,4
3,739,966 3,716,890
7,509,960
Gaming — 0 .74%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.15% 12/27/24
1
4,064,162 4,037,501

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Golden Nugget,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25% 10/04/23
1
$ 1,954,486 $ 1,893,330
5,930,831
Health Care — 2 .64%
Acadia Healthcare Co., Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
2.65% 02/16/23
1
3,486,155 3,481,815
ADMI Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/15/27
1
1,925,000 1,930,294
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 09/26/24
1
985,770 978,717
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 11/08/27
1
1,750,000 1,755,478
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
1
1,583,014 1,547,064
Term Loan, 2nd Lien
(LIBOR plus 8.00%)
9.00% 03/13/25
1,2,3
465,000 465,000
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
1
4,873,486 4,859,182
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 08/01/27
1
3,755,187 3,727,417
Endo Luxembourg Finance I Co. SARL,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.25%)
5.00% 04/29/24
1,4
927,885 916,286
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44% 07/02/25
1
1,549,735 1,545,868
21,207,121
Industrials — 3 .12%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.15% 07/01/26
1
3,331,091 3,320,282
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/01/27
1
$ 2,620,000 $ 2,636,703
Graham Packaging Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 08/04/27
1
1,782,983 1,791,568
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
1
1,492,500 1,332,056
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.48% 04/03/24
1
2,472,879 2,395,601
PLZ Aeroscience Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.25% 08/03/26
1
1,780,538 1,773,860
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 11/02/25
1
2,620,000 2,617,550
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.27% 03/28/25
1
925,483 905,030
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.40% 05/30/25
1
930,600 914,268
Trident TPI Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00% 10/17/24
1
3,491,003 3,454,173
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
4,024,601 3,940,084
25,081,175
Information Technology — 1 .78%
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 12/16/25
1
1,050,000 1,048,687
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.00% 06/11/25
1
4,991,899 4,967,988
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
2.90% 08/14/24
1
1,892,136 1,853,111

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
1
$ 2,715,285 $ 2,687,291
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
1
2,101,025 2,079,363
TierPoint LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 05/06/24
1
1,722,187 1,718,777
14,355,217
Real Estate Investment Trust (REIT) — 0 .63%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/11/25
1
920,558 912,462
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/20/24
1
4,237,000 4,177,152
5,089,614
Services — 0 .40%
AECOM,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 01/29/27
1
1,750,000 1,767,500
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 03/06/26
1,2,3
1,565,000 1,450,231
3,217,731
Total Bank Loans
(Cost $128,250,812) 129,090,780
CORPORATES — 74 .22% *
Banking — 0 .13%
Wells Fargo & Co.
(MTN)
5.01% 04/04/51
5
715,000 1,017,962
Communications — 20 .58%
AT&T, Inc.
3.30% 02/01/52 3,250,000 3,228,538
4.50% 05/15/35 4,043,000 4,898,967
Block Communications, Inc.
4.88% 03/01/28
6
2,272,000 2,348,680
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 05/01/32
6
4,596,000 4,912,001
5.38% 06/01/29
6
700,000 768,173
5.50% 05/01/26
6
16,239,000 16,868,099
5.75% 02/15/26
6
1,000,000 1,033,100
CenturyLink, Inc.
4.00% 02/15/27
6
1,956,000 2,016,349
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
CSC Holdings LLC
3.38% 02/15/31
6
$ 3,851,000 $ 3,806,255
6.50% 02/01/29
6
891,000 1,007,654
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
6
7,510,000 6,119,923
DISH DBS Corp.
7.38% 07/01/28 2,552,000 2,735,610
DISH Network Corp.
3.38% 08/15/26 4,771,000 4,559,796
Frontier Communications Corp.
5.00% 05/01/28
6
3,907,000 4,076,891
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
4,7,8
4,750,000 3,230,000
8.50% 10/15/24
4,6,7,8
2,853,000 2,039,895
9.75% 07/15/25
4,6,7,8
4,051,000 2,927,301
Intelsat Luxembourg SA
(Luxembourg)
8.13% 06/01/23
4,7,8
2,545,000 127,250
Lamar Media Corp.
3.75% 02/15/28 1,745,000 1,792,172
Level 3 Financing, Inc.
3.63% 01/15/29
6
675,000 675,725
4.25% 07/01/28
6
8,225,000 8,487,960
Midcontinent Communications/Midcontinent Finance Corp.
5.38% 08/15/27
6
2,246,000 2,355,066
National CineMedia LLC
5.88% 04/15/28
6
4,930,000 4,190,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63% 03/15/30
6
445,000 453,344
Qwest Corp.
6.75% 12/01/21 6,582,000 6,890,067
7.25% 09/15/25 1,705,000 2,016,163
Scripps Escrow II, Inc.
5.38% 01/15/31
6
1,175,000 1,227,141
Scripps Escrow, Inc.
5.88% 07/15/27
6
4,579,000 4,800,852
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
6
3,782,000 4,151,379
Sinclair Television Group, Inc.
4.13% 12/01/30
6
2,036,000 2,087,114
Sirius XM Radio, Inc.
3.88% 08/01/22
6
10,340,000 10,495,100
5.50% 07/01/29
6
362,000 399,645
Sprint Corp.
7.88% 09/15/23 10,307,000 11,946,328
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
6
7,850,000 9,106,000
T-Mobile USA, Inc.
2.55% 02/15/31
6
2,125,000 2,234,055
3.88% 04/15/30
6
9,330,000 10,817,668
6.00% 04/15/24 650,000 658,782
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
4,6
9,425,000 9,900,550

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.50% 05/15/29
4,6
$ 3,915,000 $ 4,249,106
165,639,199
Consumer Discretionary — 2 .22%
Anheuser-Busch InBev Worldwide, Inc.
4.60% 06/01/60 1,040,000 1,340,148
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
4,6
675,000 754,269
4.70% 05/15/28
4,6
1,338,000 1,589,226
5.30% 05/15/48
4,6
3,421,000 4,760,913
BAT Capital Corp.
5.28% 04/02/50 2,273,000 2,816,907
Central Garden & Pet Co.
4.13% 10/15/30 1,640,000 1,718,523
Edgewell Personal Care Co.
5.50% 06/01/28
6
2,685,000 2,887,336
Live Nation Entertainment, Inc.
6.50% 05/15/27
6
215,000 240,757
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
6
1,660,000 1,729,472
17,837,551
Consumer Products — 0 .90%
Newell Brands, Inc.
4.35% 04/01/23 1,325,000 1,391,436
4.88% 06/01/25 1,800,000 1,984,500
Spectrum Brands, Inc.
5.00% 10/01/29
6
3,587,000 3,870,014
7,245,950
Electric — 1 .12%
FirstEnergy Corp.
2.65% 03/01/30 3,886,000 3,904,481
FirstEnergy Corp.,
Series C
3.40% 03/01/50 5,145,000 4,954,968
4.85% 07/15/47 148,000 184,493
9,043,942
Energy — 9 .44%
Antero Resources Corp.
5.00% 03/01/25 5,686,000 5,412,361
8.38% 07/15/26
6
2,000,000 2,037,000
Apache Corp.
4.88% 11/15/27 1,130,000 1,200,026
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
6
4,517,000 4,724,601
Cheniere Energy Partners LP
4.50% 10/01/29 1,349,000 1,427,879
DCP Midstream Operating LP
5.60% 04/01/44 754,000 777,937
Devon Energy Corp.
5.00% 06/15/45 1,037,000 1,217,918
Endeavor Energy Resources LP/EER Finance, Inc.
5.75% 01/30/28
6
2,904,000 3,136,901
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Energy Transfer Operating LP
6.25% 04/15/49 $ 800,000 $ 969,042
Energy Transfer Operating LP,
Series B
6.63% 02/15/69
5
4,392,000 3,727,710
Hess Corp.
5.60% 02/15/41 1,047,000 1,270,049
Occidental Petroleum Corp.
3.50% 08/15/29 4,215,000 3,861,209
4.40% 08/15/49 5,900,000 4,983,396
5.88% 09/01/25 4,975,000 5,305,837
6.13% 01/01/31 4,744,000 5,088,889
Petroleos Mexicanos
(Mexico)
6.75% 09/21/47
4
524,000 492,091
7.69% 01/23/50
4
425,000 429,250
Rockies Express Pipeline LLC
6.88% 04/15/40
6
2,984,000 3,278,014
SM Energy Co.
5.63% 06/01/25 739,000 612,833
6.63% 01/15/27 910,000 750,750
6.75% 09/15/26 1,115,000 900,363
Sunoco Logistics Partners Operations LP
5.35% 05/15/45 820,000 907,654
5.40% 10/01/47 500,000 559,793
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
6
2,385,000 2,483,381
5.88% 03/15/28 3,165,000 3,426,113
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
5.50% 03/01/30 1,300,000 1,405,625
6.88% 01/15/29 2,250,000 2,537,793
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,589,000 3,624,890
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
4,6
3,623,400 3,532,815
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
4,6
1,253,460 1,194,692
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
4,6
2,041,800 1,926,949
Transocean Sentry Ltd.
(Cayman Islands)
5.38% 05/15/23
4,6
1,440,991 1,325,712
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 1,289,000 1,349,422
Valaris PLC
(United Kingdom)
7.75% 02/01/26
4,7,8
2,958,000 127,653
76,006,548

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Entertainment — 0 .67%
Banijay Entertainment SASU
(France)
5.38% 03/01/25
4,6
$ 3,252,000 $ 3,379,369
Cinemark USA, Inc.
8.75% 05/01/25
6
1,889,000 2,048,384
5,427,753
Finance — 3 .33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.50% 01/15/25
4
450,000 478,080
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13% 10/01/23
4,6
3,215,000 3,443,638
Ford Motor Credit Co. LLC
2.98% 08/03/22 1,805,000 1,837,400
3.10% 05/04/23 2,500,000 2,528,900
3.20% 01/15/21 6,531,000 6,542,429
3.34% 03/18/21 3,702,000 3,715,261
3.34% 03/28/22 950,000 963,932
4.27% 01/09/27 5,789,000 6,118,249
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
4
958,000 1,141,580
26,769,469
Food — 3 .21%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
6
2,360,000 2,398,813
Kraft Heinz Foods Co.
3.00% 06/01/26 14,100,000 14,738,026
4.63% 01/30/29 355,000 406,201
Lamb Weston Holdings, Inc.
4.88% 05/15/28
6
30,000 33,544
Nathan's Famous, Inc.
6.63% 11/01/25
6
696,000 716,846
Post Holdings, Inc.
4.63% 04/15/30
6
2,879,000 3,032,192
5.63% 01/15/28
6
1,600,000 1,715,840
Smithfield Foods, Inc.
2.65% 10/03/21
6
460,000 469,654
5.20% 04/01/29
6
1,950,000 2,323,751
25,834,867
Gaming — 1 .18%
Caesars Entertainment, Inc.
6.25% 07/01/25
6
2,350,000 2,505,752
Golden Nugget, Inc.
6.75% 10/15/24
6
927,000 923,821
Live Nation Entertainment, Inc.
3.75% 01/15/28
6
3,217,000 3,258,499
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/01/29
6
1,305,000 1,368,619
7.75% 04/15/25
6
1,335,000 1,451,812
9,508,503
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 13 .14%
Bausch Health Cos., Inc.
(Canada)
7.00% 03/15/24
4,6
$ 23,509,000 $ 24,208,393
Catalent Pharma Solutions, Inc.
5.00% 07/15/27
6
1,239,000 1,310,651
Centene Corp.
3.00% 10/15/30 6,336,000 6,723,446
3.38% 02/15/30 3,170,000 3,346,871
4.63% 12/15/29 7,170,000 7,969,491
Elanco Animal Health, Inc.
5.27% 08/28/23 4,153,000 4,544,939
Emergent BioSolutions, Inc.
3.88% 08/15/28
6
5,891,000 6,111,176
Encompass Health Corp.
4.50% 02/01/28 1,000,000 1,048,750
4.75% 02/01/30 2,440,000 2,617,974
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
4,6
741,000 617,558
9.50% 07/31/27
4,6
542,000 605,317
HCA, Inc.
3.50% 09/01/30 3,423,000 3,626,367
5.25% 06/15/49 1,450,000 1,918,295
Hill-Rom Holdings, Inc.
4.38% 09/15/27
6
1,160,000 1,228,376
Hologic, Inc.
3.25% 02/15/29
6
1,000,000 1,019,375
ModivCare, Inc.
5.88% 11/15/25
6
2,140,000 2,267,063
Molina Healthcare, Inc.
3.88% 11/15/30
6
3,804,000 4,088,429
4.38% 06/15/28
6
8,580,000 9,035,264
Par Pharmaceutical, Inc.
7.50% 04/01/27
6
244,000 264,530
Prime Healthcare Services, Inc.
7.25% 11/01/25
6
7,500,000 8,025,000
Teleflex, Inc.
4.25% 06/01/28
6
3,900,000 4,138,875
Tenet Healthcare Corp.
4.63% 07/15/24 3,715,000 3,811,664
4.63% 09/01/24
6
2,307,000 2,398,387
4.88% 01/01/26
6
4,669,000 4,890,077
105,816,268
Industrials — 7 .42%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Ireland)
4.13% 08/15/26
4,6
8,927,000 9,351,033
Ball Corp.
4.00% 11/15/23 3,960,000 4,251,654
4.88% 03/15/26 3,895,000 4,401,788
5.25% 07/01/25 1,254,000 1,433,454
Bombardier, Inc.
(Canada)
5.75% 03/15/22
4,6
1,263,000 1,291,448

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
BWX Technologies, Inc.
4.13% 06/30/28
6
$ 2,301,000 $ 2,405,243
Clean Harbors, Inc.
4.88% 07/15/27
6
2,152,000 2,248,840
5.13% 07/15/29
6
4,538,000 4,963,437
Energizer Holdings, Inc.
4.75% 06/15/28
6
2,525,000 2,657,562
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
1
1,300,000 955,500
Graham Packaging Co., Inc.
7.13% 08/15/28
6
3,390,000 3,737,670
Graphic Packaging International LLC
3.50% 03/15/28
6
5,185,000 5,384,429
4.75% 07/15/27
6
2,571,000 2,857,024
4.88% 11/15/22 566,000 594,875
PowerTeam Services LLC
9.03% 12/04/25
6
1,359,000 1,514,010
Sealed Air Corp.
4.00% 12/01/27
6
815,000 872,050
4.88% 12/01/22
6
1,245,000 1,310,247
5.50% 09/15/25
6
4,898,000 5,489,557
Silgan Holdings, Inc.
4.13% 02/01/28 745,000 775,731
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
4,6
2,195,000 2,293,775
Trident TPI Holdings, Inc.
9.25% 08/01/24
6
875,000 937,423
59,726,750
Information Technology — 0 .94%
Booz Allen Hamilton, Inc.
3.88% 09/01/28
6
2,311,000 2,384,663
MSCI, Inc.
3.63% 09/01/30
6
870,000 910,646
NCR Corp.
5.25% 10/01/30
6
1,717,000 1,844,702
8.13% 04/15/25
6
334,000 372,178
Science Applications International Corp.
4.88% 04/01/28
6
1,912,000 2,037,197
7,549,386
Insurance — 0 .30%
New York Life Insurance Co.
3.75% 05/15/50
6
2,045,000 2,453,147
Materials — 0 .74%
Clearwater Paper Corp.
4.75% 08/15/28
6
5,695,000 5,920,395
Real Estate Investment Trust (REIT) — 2 .47%
CyrusOne LP/CyrusOne Finance Corp.
3.45% 11/15/29 6,128,000 6,614,995
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 4,417,000 5,244,591
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Iron Mountain, Inc.
5.25% 07/15/30
6
$ 3,680,000 $ 3,979,000
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50% 01/15/28 1,410,000 1,505,090
4.63% 06/15/25
6
2,369,000 2,539,058
19,882,734
Retail — 1 .29%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
4,6
5,195,000 5,214,902
FirstCash, Inc.
4.63% 09/01/28
6
5,013,000 5,179,056
10,393,958
Services — 3 .52%
Gartner, Inc.
4.50% 07/01/28
6
3,831,000 4,046,494
GFL Environmental, Inc.
(Canada)
3.75% 08/01/25
4,6
5,000,000 5,134,375
4.25% 06/01/25
4,6
1,585,000 1,647,409
IHS Markit Ltd.
(Bermuda)
4.75% 02/15/25
4,6
1,420,000 1,631,367
5.00% 11/01/22
4,6
3,071,000 3,288,441
Jaguar Holding Co. II/PPD Development LP
5.00% 06/15/28
6
1,790,000 1,929,842
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
6
1,996,000 1,990,631
Service Corp. International/U.S.
3.38% 08/15/30 1,690,000 1,758,769
4.63% 12/15/27 946,000 1,009,264
Waste Pro USA, Inc.
5.50% 02/15/26
6
5,753,000 5,899,155
28,335,747
Transportation — 1 .62%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 342,044 340,439
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72% 01/02/23 5,931,683 6,131,452
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75% 10/20/28
4,6
1,880,000 2,054,329
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property
Assets Ltd.
6.50% 06/20/27
6
1,826,000 1,973,337
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 966,719 921,632

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 $ 1,659,210 $ 1,643,693
13,064,882
Total Corporates
(Cost $568,778,737) 597,475,011
MORTGAGE-BACKED — 2 .61% **
Non-Agency Commercial Mortgage-Backed — 0 .23%
Morgan Stanley ABS Capital I Trust,
Series 2006-HE8, Class A2C
(LIBOR USD 1-Month plus 0.14%)
0.29% 10/25/36
1
3,227,418 1,899,135
Non-Agency Mortgage-Backed — 2 .38%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP6, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.31% 12/25/36
1
4,102,895 2,132,129
Ajax Mortgage Loan Trust,
Series 2019-D, Class A1 (STEP-reset date 01/25/21)
2.96% 09/25/65
6
1,742,719 1,767,864
GSAMP Trust,
Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
0.93% 07/25/45
1
2,350,000 2,309,896
GSAMP Trust,
Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.69%)
0.84% 11/25/35
1
2,500,889 2,471,670
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 10/25/36
1
2,554,874 1,154,911
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.69% 12/25/35
1
938,874 906,564
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 1A
(LIBOR USD 1-Month plus 0.15%)
0.30% 11/25/36
1
2,692,580 2,007,424
MASTR Asset-Backed Securities Trust,
Series 2006-HE2, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.45% 06/25/36
1
3,422,269 1,957,244
Morgan Stanley ABS Capital I Trust,
Series 2007-HE1, Class A2D
(LIBOR USD 1-Month plus 0.23%)
0.38% 11/25/36
1
1,745,895 1,233,971
Morgan Stanley Resecuritization Trust,
Series 2014-R3, Class 2A
0.00% 07/26/48
5,6
1,068,585 1,079,179
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
0.37% 02/25/37
1
$ 4,737,695 $ 2,118,739
19,139,591
Total Mortgage-Backed
(Cost $21,931,301) 21,038,726
MUNICIPAL BONDS — 0 .24% *
California — 0 .14%
Regents of the University of California Medical Center Pooled
Revenue, Taxable Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 960,000 1,079,222
New York — 0 .10%
Metropolitan Transportation Authority, Green Taxable Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 710,000 816,323
Total Municipal Bonds
(Cost $1,670,000) 1,895,545
Total Bonds — 93 .11%
(Cost $720,630,850)
749,500,062
Issues Shares Value
COMMON STOCK — 0 .00%
Automotive — 0 .00%
Motors Liquidation Co.
GUC Trust 346 625
Electric — 0 .00%
Homer City Holdings
LLC
†,2,3,7,9
502,908 —
Total Common Stock
(Cost $27,171,822) 625
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 7 .21%
Money Market Funds — 0 .01%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10
58,783 58,783
U.S. Treasury Bills — 7 .20%
U.S. Treasury Bills
0.10%
11
01/14/21 10,000,000 9,999,861
0.08%
11
02/02/21 10,000,000 9,999,460
0.10%
11
04/01/21 15,000,000 14,997,191
0.09%
11
01/07/21 15,000,000 14,999,975

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.13%
11
01/21/21 $ 7,970,000 $ 7,969,784
57,966,271
Total Short-Term Investments
(Cost $58,023,548) 58,025,054
Total Investments - 100.32%
(Cost $805,826,220) 807,525,741
Liabilities in Excess of Other Assets - (0.32)% (2,549,448)
Net Assets - 100.00% $ 804,976,293
1
Floating rate security. The rate disclosed was in effect at December 31, 2020.
2
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
3
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,397,693, which is 0.42% of total net assets.
4
U.S. dollar-denominated security issued by foreign-domiciled entity.
5
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
6
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Affiliated investment.
10
Represents the current yield as of December 31, 2020.
11
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(STEP): Step Coupon Bond
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note 64 03/31/21 $ (8,074,500) $ (20,551) $ (20,551)
U.S. Treasury Ultra Bond 59 03/22/21 (12,600,188) 106,823 106,823
U.S. Treasury Ten Year Ultra Bond 52 03/22/21 (8,130,688) (4,048) (4,048)
TOTAL FUTURES CONTRACTS $ (28,805,376) $ 82,224 $ 82,224

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 58,783 $ — $ — $ 58,783
U.S. Treasury Bills 57,966,271 — — 57,966,271
Long-Term Investments:
Bank Loans — 125,693,087 3,397,693 129,090,780
Common Stock 625 — — 625
Corporates — 597,475,011 — 597,475,011
Mortgage-Backed — 21,038,726 — 21,038,726
Municipal Bonds — 1,895,545 — 1,895,545
Other Financial Instruments
*
Assets:
Interest rate contracts 106,823 — — 106,823
Liabilities:
Interest rate contracts (24,599) — — (24,599)
Total $ 58,107,903 $ 746,102,369 $ 3,397,693 $ 807,607,965
*Other financial instruments include futures. Interest rate contracts include futures.
HIGH YIELD
BOND FUND
BANK
LOANS
COMMON
STOCK CORPORATES WARRANT
Balance as of
April 1, 2020 $ 2,812,025 $ 27,660 $ 89,537 $ 4,810
Accrued discounts/premiums 23,313 — (930) —
Realized gain/(loss) 999 — (141) 4,810
Change in unrealized appreciation/(depreciation)* 894,230 (27,660) (2,133) (4,810)
Purchases 176,000 — — —
Sales (10,934) — (86,333) (4,810)
Transfers into Level 3** 793,008 — — —
Transfers out of Level 3** (1,290,948) — — —
Balance as of
December 31, 2020
$ 3,397,693 $ — $ — $ —
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $866,570 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $793,008 transferred from level 2 to level 3, and $1,290,948 transferred from level 3 to level 2 in the disclosure hierarchy.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
HIGH YIELD BOND FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $3,397,693 Third-party Vendor Vendor Prices $79.96 - $100.00 $91.59
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2020 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED
GAIN/
LOSS
CHANGE IN
UNREALIZED
APPRECIATION/
(DEPRECIATION)
Homer City Holdings LLC $ 27,660 $ — $ — $ — $ – $ — $ (27,660)